Selected Quarterly Financial Data (Schedule of Selected Quarterly Financial Data) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected Quarterly Financial Data (Unaudited) [Abstract]
Revenues and other income	$ 261,599	$ 199,751	$ 721,322	$ 251,950	$ 550,983	$ 154,015	$ 259,941	$ 238,505	$ 1,434,622	$ 1,203,444	$ 514,749
Income (loss) from continuing operations	114,484	(293,815)	182,513	9,916	1,673,405	267,351	(247,227)	207,145	13,098	1,900,674	485,144
Income (loss) from discontinued operations, net of taxes	(8)	1,690	3,100	791	519	(17,263)	10,949	(15,640)	5,573	(21,435)	63,451
Gain on disposal of discontinued operations, net of taxes	4,588	773	845	79	21,115	39,882			6,285	60,997
Net (income) loss attributable to the noncontrolling interest	373	330	(149)	(279)	183	(2,215)	1,134	(26)	275	(924)	1,685
Net income (loss)	$ 119,437	$ (291,022)	$ 186,309	$ 10,507	$ 1,695,222	$ 287,755	$ (235,144)	$ 191,479	$ 25,231	$ 1,939,312	$ 550,280
Income (loss) from continuing operations - basic	$ 0.47	$ (1.20)	$ 0.75	$ 0.04	$ 6.87	$ 1.10	$ (1.01)	$ 0.85	$ 0.05	$ 7.82	$ 2.02
Income (loss) from discontinued operations - basic		$ 0.01	$ 0.01			$ (0.07)	$ 0.04	$ (0.06)	$ 0.02	$ (0.09)	$ 0.26
Gain (loss) on disposal of discontinued operations - basic	$ 0.02				$ 0.09	$ 0.15			$ 0.03	$ 0.24
Net income (loss) - basic	$ 0.49	$ (1.19)	$ 0.76	$ 0.04	$ 6.96	$ 1.18	$ (0.97)	$ 0.79	$ 0.10	$ 7.97	$ 2.28
Number of shares used in calculation - basic	244,583	244,580	244,521	244,082	243,546	243,317	243,312	243,291	244,425	243,379	241,437
Income (loss) from continuing operations - diluted	$ 0.46	$ (1.20)	$ 0.74	$ 0.04	$ 6.76	$ 1.09	$ (1.01)	$ 0.84	$ 0.05	$ 7.70	$ 1.99
Income (loss) from discontinued operations - diluted		$ 0.01	$ 0.01			$ (0.07)	$ 0.04	$ (0.06)	$ 0.02	$ (0.09)	$ 0.26
Gain (loss) on disposal of discontinued operations - diluted	$ 0.02				$ 0.08	$ 0.15			$ 0.03	$ 0.24
Net income (loss) - diluted	$ 0.48	$ (1.19)	$ 0.75	$ 0.04	$ 6.84	$ 1.17	$ (0.97)	$ 0.78	$ 0.10	$ 7.85	$ 2.25
Number of shares used in calculation - diluted	248,874	244,580	249,026	244,620	247,847	247,572	243,312	247,594	244,573	247,672	247,849